Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Current taxes	$ 0	$ 0	$ 0
Unrealized gain/(loss) on cash flow hedging derivatives	1,877	(9,409)	6,921
Pension liability	(939)
Total income tax recognized directly in other comprehensive income	$ 938	$ (9,409)	$ 6,921